Supplementary Cash Flow Information Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2021
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash and Cash Equivalents
Total cash, cash equivalents, restricted cash, and cash and restricted cash held for sale are as follows:

	June 30, 2021	December 31, 2020	June 30, 2020	December 31, 2019
	$	$	$	$
Cash and cash equivalents	258,351	348,785	461,152	353,241
Restricted cash – current	11,380	11,144	16,317	56,777
Restricted cash – non-current	40,521	45,961	61,948	44,849
Assets held for sale – cash	—	—	—	1,121
Assets held for sale – restricted cash	—	—	—	337
	310,252	405,890	539,417	456,325